CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF INCOME
Revenues	$ 313,568,164	$ 315,744,637	$ 346,243,761
Cost of sales	(210,166,444)	(166,051,558)	(179,326,913)
Gross income	103,401,720	149,693,079	166,916,848
Administrative and selling expenses	(31,753,694)	(23,253,248)	(25,183,782)
Other operating income	237,706,231	111,837,412	66,235,117
Other operating expenses	(15,128,790)	(1,875,144)	(4,899,121)
Reversal of impairment / (impairment) of property, plant and equipment and intangible assets net	43,994,536	(43,670,460)	(47,102,661)
Operating income	338,220,003	192,731,639	155,966,401
Loss on net monetary position	(126,511,590)	(94,864,437)	(10,033,044)
Finance income	230,203,826	79,527,910	11,784,114
Finance expenses	(356,774,380)	(135,316,228)	(108,067,187)
Share of the profit (loss) of associates	6,115,780	347,325	(3,424,273)
Gain from bargain purchase	72,645,358	37,911,293	0
Income before income tax	163,898,997	80,337,502	46,226,011
Income tax for the year	(17,938,127)	(20,927,229)	(50,155,953)
Net gain (loss) for the year	145,960,870	59,410,273	(3,929,942)
Attributable to:
- Equity holders of the parent	148,043,845	59,293,545	(4,501,444)
- Non-controlling interests	(2,082,975)	116,728	571,498
Net income (loss) for the year	$ 145,960,870	$ 59,410,273	$ (3,929,946)
Basic and diluted earnings per share (ARS)	$ 98.41	$ 39.40	$ (2.99)